Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Items that may be reclassified to the income statement
Currency translation adjustment disposed	£ (70)	£ 4	£ (4)
Attributable tax	(13)	5	(4)
Items that are not reclassified to the income statement
Fair value gain on other financial assets	14	20	8
Attributable tax	(6)	(4)
Attributable tax	2	22	9
Other comprehensive (expense)/income for the year	(205)	(217)	124
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(109)	(113)	91
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	(23)	(145)	22
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations		(2)	(1)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations		(4)	3
Fair value reserve [member]
Items that are not reclassified to the income statement
Fair value gain on other financial assets	14	20	8
Other comprehensive (expense)/income for the year	14	20	8
Translation reserve [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(70)	4	(4)
Items that are not reclassified to the income statement
Other comprehensive (expense)/income for the year	(179)	(111)	86
Translation reserve [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(109)	(113)	91
Translation reserve [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations		(2)	(1)
Retained earnings [member]
Items that may be reclassified to the income statement
Attributable tax	(13)	5	(4)
Items that are not reclassified to the income statement
Attributable tax	(6)	(4)
Attributable tax	2	22	9
Other comprehensive (expense)/income for the year	(40)	(126)	30
Retained earnings [member] | Group [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	(23)	(145)	22
Retained earnings [member] | Associates [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations		(4)	3
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(70)	4	(4)
Attributable tax	(13)	5	(4)
Items that are not reclassified to the income statement
Fair value gain on other financial assets	14	20	8
Attributable tax	(6)	(4)
Attributable tax	2	22	9
Other comprehensive (expense)/income for the year	(205)	(217)	124
Equity attributable to equity holders of the company [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(109)	(113)	91
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ (23)	(145)	22
Equity attributable to equity holders of the company [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations		(2)	(1)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations		£ (4)	£ 3